Expenses - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended			39 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2021
Repositioning
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 300
State Street Beacon
Restructuring Cost and Reserve [Line Items]
Restructuring charges		(7)	$ 245	$ 142
Employee Related Costs | Repositioning
Restructuring Cost and Reserve [Line Items]
Restructuring charges		259
Employee Related Costs | State Street Beacon
Restructuring Cost and Reserve [Line Items]
Restructuring charges		(7)	186	94
Real Estate Actions | Repositioning
Restructuring Cost and Reserve [Line Items]
Restructuring charges		41
Real Estate Actions | State Street Beacon
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 0	32	$ 18
Charles River Development
Restructuring Cost and Reserve [Line Items]
Acquisitions costs	$ 31
Charles River Development | Forecast
Restructuring Cost and Reserve [Line Items]
Acquisitions costs					$ 200
GEAM Business
Restructuring Cost and Reserve [Line Items]
Acquisitions costs			$ 21